Notes to the Assets of the Balance Sheet - Summary of Prepaid Expenses and Other Assets, Net of Current Portion (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [abstract]
Prepaid Expenses, Net of Current Portion	€ 2,199,000	€ 2,546,000
Other Current Assets	783,000	798,000
Total	€ 2,981,716	€ 3,344,292